Other (Income) Loss, Net - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Other Income And Expense [Line Items]
Other (Income) Loss, Net	$ 40	$ 9	$ 13
Lease income	24	$ 17
Keystone XL Pipeline Project [Member]
Disclosure Other Income And Expense [Line Items]
Other (Income) Loss, Net	100
CEWS Program [Member]
Disclosure Other Income And Expense [Line Items]
Other income	$ 40